Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000142758 | Johnson & Johnson8656006
Holdings [Line Items]
Percent of Total Investments	1.90%
C000142758 | Bristol-Myers Squibb8655913
Holdings [Line Items]
Percent of Total Investments	1.80%
C000142758 | Comcast8655933
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142758 | Kroger8656010
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142758 | Gilead Sciences8655979
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142758 | Molson Coors Beverage8656030
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142758 | Amdocs8655891
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142758 | AT&T8655899
Holdings [Line Items]
Percent of Total Investments	1.40%
C000142758 | Verizon Communications8656073
Holdings [Line Items]
Percent of Total Investments	1.40%
C000142758 | Altria Group8655886
Holdings [Line Items]
Percent of Total Investments	1.40%
C000142758 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000142758 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000142758 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000142758 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000142758 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000142758 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142758 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142758 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142758 | France
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000142758 | China
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000142758 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000142758 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000142758 | United States
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000142759 | Johnson & Johnson8656006
Holdings [Line Items]
Percent of Total Investments	1.90%
C000142759 | Bristol-Myers Squibb8655913
Holdings [Line Items]
Percent of Total Investments	1.80%
C000142759 | Comcast8655933
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142759 | Kroger8656010
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142759 | Gilead Sciences8655979
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142759 | Molson Coors Beverage8656030
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142759 | Amdocs8655891
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142759 | AT&T8655899
Holdings [Line Items]
Percent of Total Investments	1.40%
C000142759 | Verizon Communications8656073
Holdings [Line Items]
Percent of Total Investments	1.40%
C000142759 | Altria Group8655886
Holdings [Line Items]
Percent of Total Investments	1.40%
C000142759 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000142759 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000142759 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000142759 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000142759 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000142759 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142759 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142759 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142759 | France
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000142759 | China
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000142759 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000142759 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000142759 | United States
Holdings [Line Items]
Percent of Net Asset Value	55.10%